UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from December 17, 2012 to January 15, 2013
Commission File Number of issuing entity: 333-181985-01
Mercedes-Benz Auto Receivables Trust 2012-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-159281
Daimler Retail Receivables LLC
(Exact name of depositor as specified in its charter)
Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)
State of Delaware
30-6229850
(State or other jurisdiction of
incorporation or organization
of the issuing entity)
(IRS Employer
Identification No.)
36455 Corporate Drive
Farmington Hills, Michigan
48331
(Address of principal executive offices of the issuing entity)
(Zip Code)
(248) 9916632
(Telephone number, including area code)
N.A.
(Former name, former address, if changed since last report.)
Registration/reporting pursuant to (check one)
Title of Class
Section
12(b)
Section
12(g)
Section
15(d)
Name of Exchange
(if Section 12(b)
Class A-1 Asset Backed Notes
X
_____
Class A-2 Asset Backed Notes
X
_____
Class A-3 Asset Backed Notes
X
_____
Class A-4 Asset Backed Notes
X
_____

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the
Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
Yes X
No
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Part I -- DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On January 15, 2013, a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.
No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from December 1, 2012 to December 31, 2012.
Reference is made to the Form ABS - 15G filed by Mercedes-Benz Financial Services USA LLC with the
Securities and Exchange Commission on February 10, 2012 and to the information reported for the period indicated
in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA
LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK
number of Mercedes-Benz Financial Services USA LLC is 0001540252.
Part II -- OTHER INFORMATION
Item 9. Exhibits.
Exhibit
No.
Description of Exhibit
99.1
Distribution report of the issuing entity
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Mercedes-Benz Auto Receivables Trust 2012-1
(Issuing Entity)
By: Mercedes-Benz Financial Services USA LLC
(Servicer)
Date: January 24, 2013
By: /s/ Kenneth D. Casper
Kenneth D. Casper
Vice President
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EXHIBIT INDEX
Exhibit
No.
Description of Exhibit
99.1
Distribution report of the issuing entity.